Interests in Subsidiaries (Details) - Schedule of consolidated financial statements incorporate the assets, liabilities		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Mobilicom Ltd (“Mobilicom Israel”) [Member]
Interests in Subsidiaries (Details) - Schedule of consolidated financial statements incorporate the assets, liabilities [Line Items]
Principal place of business / Country of incorporation		Israel
Ownership interest		100.00%	100.00%
Mobilicom Inc [Member]
Interests in Subsidiaries (Details) - Schedule of consolidated financial statements incorporate the assets, liabilities [Line Items]
Principal place of business / Country of incorporation	[1]	United States
Ownership interest	[1]	100.00%

[1]	Incorporated on December 28, 2022, in Delaware.